Note 13 - Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
13.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of:

	December 31,
	2011	2012

Accrued bonus	$3,006,519	$2,026,268
Accrued refund of subscription fees	1,242,226	364,445
Accrued professional service fees	480,248	718,863
Withholding individual income tax-option exercise	61,683	61,683
Other taxes payable	381,095	291,870
Accrued raw data cost	375,837	364,889
Accrued office rental	8,739	-
Accrued bandwidth cost	26,017	44,983
Accrued welfare benefits	385,711	68,717
Others	488,974	1,446,912
	$6,457,049	$5,388,630